Subsequent Events - MUDS transaction (Details) - USD ($) $ / shares in Units, $ in Millions	May 29, 2020	Mar. 31, 2020
Subsequent Event [Line Items]
Warrants to purchase shares of common stock		28,200,000
Subsequent Event
Subsequent Event [Line Items]
Warrants price	$ 1.00
Subsequent Event | Subscription/Backstop Agreements
Subsequent Event [Line Items]
Number of shares issued	7,600,000
Proceeds from issuance of shares	$ 76.0
Warrants to purchase shares of common stock	3,250,000
Warrants price	$ 11.50